Document And Entity Information	May 27, 2020
Document Information [Line Items]
Entity, Registrant Name	Guaranty Federal Bancshares, Inc.
Document, Type	8-K/A
Document, Period End Date	May 27, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-23325
Entity, Tax Identification Number	43-1792717
Entity, Address, Address Line One	2144 E Republic Road, Suite F200
Entity, Address, City or Town	Springfield
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	65804
City Area Code	833
Local Phone Number	875-2492
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GFED
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 05-27-20
Amendment Flag	true
Entity, Central Index Key	0001046203